Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income		$ 182,871	$ 81,520	$ 92,336
Other comprehensive income:
Changes in unrealized gains/(losses) on available-for-sale securities, net of tax	[1],[2]	4,730	5,803	1,389
Changes in unrealized gains on cash flow hedging instruments, net of tax	[1],[3]	(320)	7,288	1,088
Foreign currency translation adjustment, net of tax	[1]	7,896	(12,600)	(3,679)
Total other comprehensive income/(loss), net of tax	[1]	12,306	491	(1,202)
Comprehensive income		$ 195,177	$ 82,011	$ 91,134

[1]	Net of taxes of $3.3 million, $0.3 million, and $0.7 million for the years ended December 31, 2017, 2016, and 2015, respectively.
[2]	There were no reclassifications to earnings of realized gains for the years ended December 31, 2017 and 2016. Amounts are net of reclassifications to earnings of realized gains of $2.1 million for the year ended December 31, 2015.
[3]	Amounts are net of reclassifications to earnings of losses of $0.6 million, $5.4 million, and $3.8 million for the years ended December 31, 2017, 2016, and 2015, respectively.